DISCONTINUED OPERATIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2010	Jan. 01, 2004	Dec. 31, 2011 Ideal [Member]	Dec. 31, 2010 Martell Electric [Member]	Dec. 31, 2011 Martell Electric [Member]	Dec. 31, 2010 Martell Electric [Member] Minimum [Member]	Dec. 31, 2010 Martell Electric [Member] Maximum [Member]	Dec. 31, 2011 AMP [Member]	Dec. 31, 2010 Sale of Ideal After Adjustment [Member]	Dec. 31, 2010 Sale of Martell After Adjustment [Member]	Dec. 31, 2010 Sale Of CES Before Adjustment [Member]	May 30, 2010 Sale Of CES After Adjustment [Member]	Dec. 31, 2010 Sale Of CES After Adjustment [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb. 03, 2010		Feb. 03, 2010			Mar. 08, 2010
Total amount received from the Martells on the sale of Martell Electric and Ideal									$ 527	$ 1,319	$ 3,500		$ 1,846
Cash received in sale of Subsidiary											750		750
Consideration from sale of Martell Electric and Ideal in form of deduction of a debt owed to Mr. Martell											2,750		1,096
Face value of original note held by Martells		3,000
Working capital target set forth by sale agreement						2,900	3,200
Actual working capital				1,226
Increase in outstanding principal amount of note as adjustment to working capital												(1,654)
Pretax gain on disposal of discontinued operations	$ 136